EARNINGS (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Loss per share:
EARNINGS (LOSS) PER SHARE

NOTE 3 – LOSS PER SHARE

We calculate basic loss per share by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share is calculated similarly but reflects the potential impact of shares issuable upon the conversion or exercise of outstanding convertible preferred stock, convertible notes payable, stock warrants and other commitments to issue common stock, except where the impact would be anti-dilutive.

The calculation of diluted loss per share also reflects an adjustment to net loss for the potential reduction to a reporting period’s interest expense, net of applicable income tax, which would result if the Company’s convertible notes payable were converted at the beginning of such reporting period.

The following table sets forth the computations of basic and diluted loss per share:

	Three Months Ended		Nine Months Ended
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Net loss, as reported	$(11,024,951)	$(6,940,162)	(30,763,863)	$(13,202,933)
After tax interest adjustment	-	-		-
Net loss, if-converted basis	$(11,024,951)	$(6,940,162)	$(30,763,863)	$(13,202,933)
Weighted average basic shares	262,832,833	192,112,139	267,956,183	188,051,336
Dilutive securities and instruments:
Convertible preferred stock		-		-
Convertible notes		-		-
Stock options and warrants		-		-
Weighted average diluted shares	262,832,833	192,112,139	267,956,183	188,051,336
Loss per share:
Basic and Diluted	$(0.04)	$(0.04)	$(0.12)	$(0.07)

The following potentially dilutive securities and instruments were outstanding as of December 31, 2022, and December 31, 2021, but excluded from the table above:

	December 31, 2022	December 31, 2021
Convertible preferred stock	6,320,000	7,630,800
Convertible notes payable	163,612,120	157,756,728
Stock warrants	-	94,829,948
Total potential incremental shares	169,932,120	260,217,476

The preceding table does not include 3,750,000 for both stock warrants held by employees which are not vested (or exercisable) at December 31, 2022 and 3,750,000 at December 31, 2021, respectively.

NOTE 4 – EARNINGS (LOSS) PER SHARE

The Company calculates basic earnings (loss) per share by dividing net earnings (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share is calculated similarly but reflects the potential impact of shares issuable upon the conversion or exercise of our outstanding convertible Preferred Stock, convertible notes payable, stock warrants and other commitments to issue Common Stock, except where the impact would be anti-dilutive, as defined in GAAP.

The following table sets forth the computations of basic and diluted earnings (loss) per share for the periods indicated:

	Fiscal Year Ended March 31,
	2022	2021
Net loss	$(17,106,497)	$(1,235,021)

Weighted average basic and diluted shares	206,211,711	172,046,517
Earnings (loss) per share:
Basic and diluted	$(0.08)	$(0.01)

The following potentially dilutive securities and instruments were outstanding on the dates indicated, but excluded from the table above because their impact would be anti-dilutive:

	As of March 31,
	2022	2021
Convertible notes payable	158,403,141	10,406,100
Stock warrants	68,475,290	34,128,212
Convertible Preferred Stock	7,307,589	20,879,530
Total potential incremental shares	234,186,020	65,413,842